Consolidated Schedule of Investments
July 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–40.23%
Bahamas–0.07%
Bahamas Government International Bond, 9.00%, 06/16/2029(a)	$1,750,000	$1,345,750
Belgium–0.22%
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(a)	4,325,000	3,924,397
Brazil–0.31%
CSN Inova Ventures, 6.75%, 01/28/2028(a)	1,775,000	1,655,853
Klabin Austria GmbH,
5.75%, 04/03/2029(a)	710,000	714,654
7.00%, 04/03/2049(a)(b)	1,775,000	1,716,946
Suzano Austria GmbH, 2.50%, 09/15/2028	1,716,000	1,455,563
		5,543,016
Canada–0.42%
1011778 BC ULC/New Red Finance, Inc.,
3.88%, 01/15/2028(a)	300,000	277,893
4.00%, 10/15/2030(a)	1,200,000	1,045,620
Hudbay Minerals, Inc., 6.13%, 04/01/2029(a)(b)	1,038,000	809,702
Precision Drilling Corp.,
7.13%, 01/15/2026(a)	90,000	83,647
6.88%, 01/15/2029(a)	1,009,000	906,454
Ritchie Bros. Auctioneers, Inc., 5.38%, 01/15/2025(a)	500,000	501,865
Rogers Communications, Inc., 4.55%, 03/15/2052(a)	529,000	496,550
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(b)(c)	3,545,000	3,486,681
		7,608,412
Chile–0.57%
AES Andes S.A., 6.35%, 10/07/2079(a)(c)	1,750,000	1,498,674
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	3,650,000	2,609,093
Mercury Chile Holdco LLC, 6.50%, 01/24/2027(a)	7,100,000	6,248,000
		10,355,767
Colombia–0.65%
Bancolombia S.A., 4.88%, 10/18/2027(c)	7,200,000	6,627,780
Colombia Government International Bond, 4.13%, 02/22/2042	3,725,000	2,540,287
Ecopetrol S.A., 4.63%, 11/02/2031	3,228,000	2,662,809
		11,830,876
	Principal Amount	Value
Denmark–0.17%
Danske Bank A/S, 7.00%(a)(c)(d)	$3,200,000	$3,101,440
Dominican Republic–0.21%
Dominican Republic International Bond,
4.50%, 01/30/2030(a)	720,000	625,235
4.88%, 09/23/2032(a)	2,280,000	1,923,151
5.30%, 01/21/2041(a)	1,560,000	1,223,758
		3,772,144
Ecuador–0.06%
Ecuador Government International Bond, 5.50%, 07/31/2030(a)(e)	1,800,000	1,092,353
Egypt–0.20%
Egypt Government International Bond,
7.63%, 05/29/2032(a)	1,500,000	948,282
8.50%, 01/31/2047(a)	2,600,000	1,521,000
8.88%, 05/29/2050(a)	1,775,000	1,056,320
		3,525,602
El Salvador–0.02%
El Salvador Government International Bond, 5.88%, 01/30/2025(a)	750,000	348,750
France–1.55%
Altice France S.A.,
8.13%, 02/01/2027(a)	1,226,000	1,212,355
5.13%, 07/15/2029(a)	766,000	656,669
5.50%, 10/15/2029(a)	730,000	628,713
BNP Paribas S.A., 7.38%(a)(c)(d)	2,200,000	2,289,032
BPCE S.A., 5.15%, 07/21/2024(a)	3,500,000	3,500,511
Credit Agricole S.A.,
8.13%(a)(c)(d)	1,750,000	1,867,390
6.88%(a)(c)(d)	1,750,000	1,767,991
Electricite de France S.A., 5.25%(a)(c)(d)	1,800,000	1,730,250
Iliad Holding S.A.S.,
6.50%, 10/15/2026(a)	275,000	264,323
7.00%, 10/15/2028(a)	1,899,000	1,827,199
Societe Generale S.A.,
7.38%(a)(c)(d)	1,750,000	1,735,310
4.75%(a)(c)(d)	5,250,000	4,592,363
TotalEnergies Capital International S.A., 3.13%, 05/29/2050	7,400,000	6,004,692
		28,076,798
Guatemala–0.25%
CT Trust, 5.13%, 02/03/2032(a)	2,000,000	1,792,020

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
Guatemala–(continued)
Guatemala Government Bond,
4.90%, 06/01/2030(a)	$1,160,000	$1,142,840
3.70%, 10/07/2033(a)	1,898,000	1,583,815
		4,518,675
Hong Kong–0.67%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(a)	9,250,000	7,547,075
5.75%, 07/21/2028(a)	1,775,000	1,265,392
Prudential PLC, 4.88%(a)(d)	3,550,000	3,329,208
		12,141,675
India–1.29%
Adani Electricity Mumbai Ltd.,
3.95%, 02/12/2030(a)	3,500,000	2,854,635
3.87%, 07/22/2031(a)	1,750,000	1,365,647
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)	3,475,000	3,375,094
JSW Steel Ltd., 3.95%, 04/05/2027(a)	4,260,000	3,621,101
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	3,700,000	3,593,810
Network i2i Ltd.,
5.65%(a)(c)(d)	1,050,000	1,020,726
3.98%(a)(c)(d)	1,050,000	880,803
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/2029(a)	3,500,000	3,121,726
Reliance Industries Ltd., 4.88%, 02/10/2045(a)	3,600,000	3,455,545
		23,289,087
Indonesia–1.71%
PT Bank Tabungan Negara (Persero) Tbk, 4.20%, 01/23/2025(a)	6,390,000	6,070,500
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	4,475,000	4,134,187
PT Indofood CBP Sukses Makmur Tbk, 4.75%, 06/09/2051(a)	7,100,000	5,293,527
PT Indonesia Asahan Aluminium (Persero), 4.75%, 05/15/2025(a)	7,400,000	7,475,850
PT Pertamina (Persero), 4.18%, 01/21/2050(a)	1,775,000	1,445,312
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.13%, 05/15/2027(a)	3,700,000	3,620,894
4.38%, 02/05/2050(a)	3,600,000	2,814,228
		30,854,498
Iraq–0.06%
Iraq International Bond, 5.80%, 01/15/2028(a)	1,237,500	1,071,458
	Principal Amount	Value
Ireland–0.52%
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(a)(f)	$1,131,761	$1,084,803
Series 119, 0.00%, 04/30/2025(a)(f)	1,204,056	1,154,098
Series 120, 0.00%, 04/30/2025(a)(f)	1,507,174	1,444,640
Series 122, 0.00%, 04/30/2025(a)(f)	1,320,521	1,265,731
Series 124, 0.00%, 04/30/2025(a)(f)	1,060,599	1,016,594
Series 126, 0.00%, 04/30/2025(a)(f)	1,186,510	1,137,280
Series 127, 0.00%, 04/30/2025(a)(f)	1,374,325	1,317,303
0.00%, 04/30/2025(a)(f)	1,078,627	1,033,873
		9,454,322
Ivory Coast–0.11%
Ivory Coast Government International Bond, 5.38%, 07/23/2024(a)	2,100,000	1,944,285
Japan–0.16%
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050	3,700,000	2,910,032
Kazakhstan–0.11%
Development Bank of Kazakhstan JSC, 5.75%, 05/12/2025(a)	2,081,000	2,070,283
Macau–0.45%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(a)(b)	3,495,000	3,128,403
5.88%, 05/15/2026(a)	3,200,000	2,652,100
Wynn Macau Ltd., 4.88%, 10/01/2024(a)(b)	2,840,000	2,378,897
		8,159,400
Mexico–2.66%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(a)	1,782,000	1,486,108
America Movil S.A.B. de C.V., 5.38%, 04/04/2032(a)(b)	4,745,000	4,508,059
Banco Mercantil del Norte S.A.,
8.38%(a)(c)(d)	1,850,000	1,760,543
5.88%(a)(c)(d)	1,764,000	1,468,530
Braskem Idesa S.A.P.I.,
7.45%, 11/15/2029(a)	3,550,000	3,240,209
6.99%, 02/20/2032(a)	2,136,000	1,847,448
Cemex S.A.B. de C.V., 5.13%(a)(c)(d)	2,487,000	2,082,216
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)	11,125,000	8,873,467
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	3,064,000	2,394,194
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
Mexico–(continued)
Petroleos Mexicanos,
6.50%, 03/13/2027	$11,050,000	$10,006,051
8.75%, 06/02/2029(a)	7,000,000	6,612,480
7.69%, 01/23/2050	1,775,000	1,298,599
6.95%, 01/28/2060	3,675,000	2,482,769
		48,060,673
Morocco–0.08%
OCP S.A., 3.75%, 06/23/2031(a)	1,750,000	1,426,614
Netherlands–0.82%
ING Groep N.V.,
6.50%(c)(d)	5,600,000	5,523,112
5.75%(c)(d)	7,100,000	6,789,805
6.75%(a)(c)(d)	1,500,000	1,508,460
VZ Secured Financing B.V., 5.00%, 01/15/2032(a)	1,213,000	1,083,579
		14,904,956
Nigeria–0.15%
Nigeria Government International Bond,
6.50%, 11/28/2027(a)	1,750,000	1,324,006
8.38%, 03/24/2029(a)	1,842,000	1,430,534
		2,754,540
Norway–0.25%
DNB Bank ASA, 4.88%(a)(c)(d)	4,700,000	4,559,230
Oman–0.55%
Oman Government International Bond,
4.75%, 06/15/2026(a)	6,982,000	6,839,497
6.75%, 01/17/2048(a)	3,500,000	3,110,730
		9,950,227
Panama–0.09%
Cable Onda S.A., 4.50%, 01/30/2030(a)	1,750,000	1,552,661
Peru–0.21%
Fondo MIVIVIENDA S.A., 4.63%, 04/12/2027(a)	3,995,000	3,874,915
South Africa–0.24%
Sasol Financing USA LLC, 4.38%, 09/18/2026	2,403,000	2,182,381
Stillwater Mining Co., 4.00%, 11/16/2026(a)	2,500,000	2,153,375
		4,335,756
Sweden–0.57%
Skandinaviska Enskilda Banken AB, 5.13%(a)(c)(d)	7,200,000	6,936,667
Swedbank AB, Series NC5, 5.63%(a)(c)(d)	3,400,000	3,387,250
		10,323,917
Switzerland–1.27%
Credit Suisse Group AG,
7.50%(a)(c)(d)	3,550,000	3,307,890
6.25%(a)(c)(d)	7,385,000	7,087,828
	Principal Amount	Value
Switzerland–(continued)
Swiss Re Finance (Luxembourg) S.A., 5.00%, 04/02/2049(a)(c)	$4,320,000	$4,132,663
UBS Group AG,
7.00%(a)(c)(d)	3,695,000	3,853,900
5.13%(a)(c)(d)	4,770,000	4,559,881
		22,942,162
Thailand–0.18%
GC Treasury Center Co. Ltd., 4.40%, 03/30/2032(a)	1,750,000	1,633,360
Muang Thai Life Assurance PCL, 3.55%, 01/27/2037(a)(c)	1,800,000	1,621,899
		3,255,259
United Kingdom–2.00%
abrdn PLC, 4.25%, 06/30/2028(a)	1,825,000	1,695,425
BP Capital Markets PLC, 4.88%(c)(d)	2,590,000	2,362,707
British Telecommunications PLC, 4.25%, 11/23/2081(a)(c)	10,650,000	9,367,855
HSBC Holdings PLC, 6.00%(c)(d)	2,625,000	2,524,808
M&G PLC, 6.50%, 10/20/2048(a)(c)	1,825,000	1,871,520
NatWest Group PLC, 6.00%(c)(d)	3,500,000	3,423,455
Standard Chartered PLC, 5.20%, 01/26/2024(a)	6,300,000	6,349,780
Virgin Media Finance PLC, 5.00%, 07/15/2030(a)	447,000	379,673
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(a)(b)	767,000	730,065
Vodafone Group PLC,
3.25%, 06/04/2081(c)	6,876,000	6,131,054
4.13%, 06/04/2081(c)	1,698,000	1,378,496
		36,214,838
United Republic of Tanzania–0.16%
HTA Group Ltd., 7.00%, 12/18/2025(a)	3,330,000	2,956,441
United States–20.84%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	2,586,000	2,676,006
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)	4,445,000	4,503,373
Allison Transmission, Inc.,
4.75%, 10/01/2027(a)	295,000	280,870
3.75%, 01/30/2031(a)	2,379,000	2,057,823
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(a)	5,645,000	5,559,591
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(a)	1,317,000	1,234,437
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Apache Corp., 7.75%, 12/15/2029	$1,139,000	$1,250,622
Arconic Corp., 6.13%, 02/15/2028(a)	9,500,000	9,518,810
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028(b)	299,000	274,075
4.63%, 11/15/2029(a)	1,444,000	1,277,940
Bausch Health Cos., Inc.,
4.88%, 06/01/2028(a)	584,000	466,952
5.25%, 02/15/2031(a)	6,701,000	3,454,131
Becton, Dickinson and Co., 3.79%, 05/20/2050(b)	7,400,000	6,430,113
Boeing Co. (The), 4.51%, 05/01/2023	7,000,000	7,021,810
Callon Petroleum Co., 8.00%, 08/01/2028(a)(b)	1,162,000	1,178,123
Calpine Corp., 3.75%, 03/01/2031(a)(b)	1,236,000	1,099,916
Camelot Finance S.A., 4.50%, 11/01/2026(a)	3,296,000	3,157,898
Carnival Corp., 10.50%, 02/01/2026(a)	4,517,000	4,749,083
Carriage Services, Inc., 4.25%, 05/15/2029(a)	2,318,000	2,019,720
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(a)	277,000	271,730
5.00%, 02/01/2028(a)(b)	842,000	814,071
4.75%, 03/01/2030(a)(b)	4,258,000	3,880,720
4.50%, 08/15/2030(a)	5,475,000	4,876,254
4.50%, 05/01/2032	2,345,000	2,030,852
4.25%, 01/15/2034(a)	346,000	286,668
Celanese US Holdings LLC, 5.90%, 07/05/2024	4,395,000	4,429,112
Centene Corp.,
4.25%, 12/15/2027	1,619,000	1,593,603
4.63%, 12/15/2029	1,261,000	1,245,761
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)	7,500,000	7,653,000
Citigroup, Inc., 3.88%(b)(c)(d)	4,336,000	3,974,161
Clarios Global L.P., 6.75%, 05/15/2025(a)	285,000	286,632
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(a)	259,000	261,709
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(a)	1,345,000	1,193,042
Clearway Energy Operating LLC, 4.75%, 03/15/2028(a)	1,393,000	1,351,210
Cogent Communications Group, Inc., 7.00%, 06/15/2027(a)	458,000	460,273
Community Health Systems, Inc.,
8.00%, 03/15/2026(a)	4,248,000	4,072,345
8.00%, 12/15/2027(a)	1,440,000	1,372,082
5.25%, 05/15/2030(a)	750,000	632,010
4.75%, 02/15/2031(a)	499,000	403,007
Cox Communications, Inc., 2.95%, 10/01/2050(a)	2,720,000	1,948,390
Principal Amount		Value
United States–(continued)
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(a)	$1,745,000	$1,727,943
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029(b)	2,297,000	2,101,571
Crown Castle, Inc., 3.25%, 01/15/2051	3,700,000	2,805,768
CSC Holdings LLC,
5.88%, 09/15/2022	269,000	268,691
5.50%, 04/15/2027(a)	1,195,000	1,158,875
5.75%, 01/15/2030(a)	1,814,000	1,470,437
4.63%, 12/01/2030(a)	213,000	162,369
4.50%, 11/15/2031(a)	649,000	553,243
5.00%, 11/15/2031(a)	253,000	191,007
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(a)	1,245,000	1,101,831
CVS Health Corp., 5.05%, 03/25/2048	3,500,000	3,563,208
DaVita, Inc., 3.75%, 02/15/2031(a)	661,000	503,923
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)	1,235,000	1,128,827
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	7,400,000	7,903,935
DISH DBS Corp., 5.13%, 06/01/2029	1,267,000	829,885
DISH Network Corp., Conv., 3.38%, 08/15/2026	275,000	196,362
Diversified Healthcare Trust,
4.75%, 05/01/2024	573,000	524,356
9.75%, 06/15/2025	672,000	670,837
4.38%, 03/01/2031	402,000	298,079
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(a)	233,000	217,519
Earthstone Energy Holdings LLC, 8.00%, 04/15/2027(a)(b)	988,000	946,711
Encompass Health Corp., 4.50%, 02/01/2028(b)	1,176,000	1,090,752
EnerSys,
5.00%, 04/30/2023(a)	1,025,000	1,026,194
4.38%, 12/15/2027(a)	1,183,000	1,087,319
EnPro Industries, Inc., 5.75%, 10/15/2026	2,008,000	1,992,117
Entegris Escrow Corp.,
4.75%, 04/15/2029(a)	1,347,000	1,299,855
5.95%, 06/15/2030(a)	1,014,000	1,007,723
EQM Midstream Partners L.P.,
7.50%, 06/01/2027(a)	326,000	333,641
6.50%, 07/01/2027(a)	853,000	856,949
4.75%, 01/15/2031(a)(b)	523,000	473,746
Everi Holdings, Inc., 5.00%, 07/15/2029(a)	1,194,000	1,076,098
Expedia Group, Inc., 2.95%, 03/15/2031(b)	3,113,000	2,572,702
FedEx Corp., 4.05%, 02/15/2048	3,500,000	3,078,767
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
FirstCash, Inc., 5.63%, 01/01/2030(a)	$1,059,000	$995,778
Ford Motor Co.,
3.25%, 02/12/2032	1,127,000	942,724
4.75%, 01/15/2043	642,000	530,038
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	10,917,000	10,900,788
3.38%, 11/13/2025	501,000	478,680
4.39%, 01/08/2026	698,000	680,439
4.95%, 05/28/2027	400,000	393,654
5.11%, 05/03/2029	1,578,000	1,536,333
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028(a)	1,903,000	1,715,383
Freeport-McMoRan, Inc., 4.63%, 08/01/2030(b)	6,290,000	6,042,583
Gap, Inc. (The), 3.63%, 10/01/2029(a)(b)	1,821,000	1,338,162
Gartner, Inc.,
4.50%, 07/01/2028(a)	1,200,000	1,157,584
3.63%, 06/15/2029(a)	837,000	765,587
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	406,000	393,800
6.25%, 05/15/2026	791,000	735,325
8.00%, 01/15/2027	550,000	540,584
7.75%, 02/01/2028	283,000	273,767
Gray Escrow II, Inc., 5.38%, 11/15/2031(a)(b)	1,655,000	1,464,518
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	1,224,000	1,093,809
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	2,342,000	2,098,385
HCA, Inc.,
5.38%, 02/01/2025	858,000	876,638
5.88%, 02/15/2026	213,000	220,408
5.63%, 09/01/2028	849,000	881,589
5.88%, 02/01/2029	493,000	516,824
4.13%, 06/15/2029	1,458,000	1,404,308
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	1,316,000	1,312,578
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(a)	384,000	372,461
6.00%, 04/15/2030(a)	830,000	754,383
6.25%, 04/15/2032(a)	830,000	748,919
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.38%, 04/15/2027(a)	1,015,000	1,006,738
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(a)	1,144,000	992,117
iStar, Inc.,
4.75%, 10/01/2024	1,837,000	1,813,863
5.50%, 02/15/2026	574,000	564,260
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)	1,300,000	1,269,977
Jabil, Inc., 3.00%, 01/15/2031	3,700,000	3,200,857
Principal Amount		Value
United States–(continued)
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(a)	$1,097,000	$1,013,562
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
5.13%, 02/01/2028(a)	2,579,000	2,575,273
5.75%, 04/01/2033(a)	1,200,000	1,190,184
JPMorgan Chase & Co., Series KK, 3.65%(b)(c)(d)	7,954,000	7,299,386
Kontoor Brands, Inc., 4.13%, 11/15/2029(a)	1,152,000	973,215
Kraft Heinz Foods Co. (The), 5.20%, 07/15/2045	9,490,000	9,466,704
Lamar Media Corp.,
4.88%, 01/15/2029(b)	1,861,000	1,812,307
4.00%, 02/15/2030	2,325,000	2,144,092
3.63%, 01/15/2031	1,046,000	921,819
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(a)	780,000	668,247
Level 3 Financing, Inc.,
5.38%, 05/01/2025	325,000	325,842
3.75%, 07/15/2029(a)	1,977,000	1,641,157
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	1,206,000	1,076,052
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	1,041,000	842,169
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(a)	1,112,000	978,560
4.50%, 12/15/2034	703,000	510,701
Magallanes, Inc., 3.43%, 03/15/2024(a)	7,000,000	6,895,325
Marriott International, Inc.,
Series FF, 4.63%, 06/15/2030	745,000	729,882
Series GG, 3.50%, 10/15/2032	8,360,000	7,471,620
Match Group Holdings II LLC, 4.63%, 06/01/2028(a)	1,652,000	1,566,911
Mativ, Inc., 6.88%, 10/01/2026(a)	5,212,000	4,599,434
Mattel, Inc.,
6.20%, 10/01/2040	1,775,000	1,746,707
5.45%, 11/01/2041	1,775,000	1,620,844
Medline Borrower L.P., 3.88%, 04/01/2029(a)	564,000	510,516
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	1,219,000	1,113,910
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(a)	1,081,000	970,289
Mueller Water Products, Inc., 4.00%, 06/15/2029(a)	1,126,000	1,027,792
Murray Energy Corp., 3.00% PIK Rate, 9.00% Cash Rate, 04/15/2024(a)(g)	5,744,632	29,298
Nabors Industries, Inc., 7.38%, 05/15/2027(a)	1,045,000	1,036,264
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	1,176,000	1,022,873
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Netflix, Inc.,
5.88%, 11/15/2028	$704,000	$732,090
5.38%, 11/15/2029(a)	734,000	738,903
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(a)	393,000	343,433
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(a)	1,006,000	922,039
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	1,362,000	1,031,640
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)	592,000	579,965
Novelis Corp., 4.75%, 01/30/2030(a)	1,036,000	959,854
NRG Energy, Inc., 4.45%, 06/15/2029(a)	1,083,000	996,689
Occidental Petroleum Corp.,
6.95%, 07/01/2024	428,000	449,676
8.50%, 07/15/2027	219,000	250,578
6.13%, 01/01/2031(b)	662,000	710,359
6.20%, 03/15/2040	661,000	677,873
Omnicare, Inc., 4.75%12/01/2022	5,295,000	5,312,693
OneMain Finance Corp.,
6.88%, 03/15/2025	1,227,000	1,213,411
7.13%, 03/15/2026	1,037,000	1,005,739
3.88%, 09/15/2028	643,000	533,446
Papa John’s International, Inc., 3.88%, 09/15/2029(a)(b)	1,215,000	1,064,639
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 02/15/2028(a)	534,000	508,130
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/2026	7,200,000	7,172,888
3.80%, 09/15/2030	2,220,000	2,016,552
Prestige Brands, Inc., 3.75%, 04/01/2031(a)	1,815,000	1,563,350
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(a)	1,072,000	962,254
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	1,280,000	1,237,094
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(a)	462,000	406,595
4.80%, 05/15/2030(a)	1,112,000	935,792
6.88%, 04/15/2040(a)	875,000	742,831
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(a)	145,000	131,631
RR Donnelley & Sons Co., 8.25%, 07/01/2027	447,000	435,825
SBA Communications Corp., 3.88%, 02/15/2027	1,483,000	1,416,710
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	1,324,000	1,191,170
Scripps Escrow II, Inc., 3.88%, 01/15/2029(a)	1,148,000	1,031,553
Principal Amount		Value
United States–(continued)
Seagate HDD Cayman, 4.13%, 01/15/2031	$2,960,000	$2,584,080
Select Medical Corp., 6.25%, 08/15/2026(a)(b)	1,049,000	1,051,859
Sempra Energy, 4.13%, 04/01/2052(c)	10,650,000	9,015,395
Sensata Technologies B.V.,
4.88%, 10/15/2023(a)	3,337,000	3,343,490
5.63%, 11/01/2024(a)	137,000	138,377
4.00%, 04/15/2029(a)	633,000	576,600
Service Properties Trust, 4.38%, 02/15/2030(b)	1,307,000	959,801
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(a)(b)	1,887,000	1,783,517
4.00%, 07/15/2028(a)	945,000	879,162
3.88%, 09/01/2031(a)	108,000	94,091
Sonic Automotive, Inc., 4.63%, 11/15/2029(a)	2,171,000	1,848,400
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	8,100,000	7,564,118
Series 21-A, 3.75%, 09/15/2051(c)	5,624,000	4,970,997
Sprint Capital Corp., 8.75%, 03/15/2032	879,000	1,139,865
Sprint Corp., 7.63%, 03/01/2026	168,000	183,428
SS&C Technologies, Inc., 5.50%, 09/30/2027(a)	2,034,000	2,008,789
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	1,233,000	1,047,995
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	212,000	211,271
5.88%, 03/15/2028	1,378,000	1,320,717
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 07/15/2027	210,000	216,032
5.00%, 01/15/2028	698,000	686,546
5.50%, 03/01/2030	224,000	221,682
4.88%, 02/01/2031	231,000	217,448
Tenet Healthcare Corp., 4.88%, 01/01/2026(a)	1,571,000	1,549,320
Terminix Co. LLC (The), 7.45%, 08/15/2027	1,103,000	1,285,819
T-Mobile USA, Inc.,
5.38%, 04/15/2027	368,000	373,074
4.75%, 02/01/2028	2,217,000	2,216,712
3.38%, 04/15/2029	2,375,000	2,221,171
Twilio, Inc., 3.63%, 03/15/2029	1,118,000	986,216
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(f)	7,200,000	6,014,984
United Airlines, Inc., 4.38%, 04/15/2026(a)(b)	3,600,000	3,461,256
United States International Development Finance Corp., Series 4, 3.13%, 04/15/2028	1,120,000	1,097,780
Universal Health Services, Inc., 2.65%, 10/15/2030(a)	4,156,000	3,401,255
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027		$1,286,000	$1,177,918
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(a)(h)		424,000	417,322
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(h)		800,000	787,400
Valvoline, Inc., 3.63%, 06/15/2031(a)		1,233,000	1,024,154
Viatris, Inc., 3.85%, 06/22/2040		2,220,000	1,623,413
Vistra Corp., 7.00%(a)(c)(d)		189,000	176,024
Vistra Operations Co. LLC,
5.50%, 09/01/2026(a)		237,000	240,437
5.63%, 02/15/2027(a)		423,000	425,181
5.00%, 07/31/2027(a)		890,000	877,763
4.38%, 05/01/2029(a)(b)		999,000	930,903
Western Midstream Operating L.P., 5.45%, 04/01/2044		305,000	273,376
WMG Acquisition Corp., 3.75%, 12/01/2029(a)(b)		1,687,000	1,547,890
WRKCo, Inc., 3.00%, 06/15/2033		5,180,000	4,548,931
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(a)		1,040,000	909,189
Yum! Brands, Inc., 5.38%, 04/01/2032		1,014,000	1,003,566
			377,174,057
Zambia–0.38%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)		7,200,000	6,874,236
Total U.S. Dollar Denominated Bonds & Notes (Cost $810,099,705)			728,099,502

Non-U.S. Dollar Denominated Bonds & Notes–27.01%(i)
Argentina–2.28%
Argentina Treasury Bond BONCER,
1.40%, 03/25/2023	ARS	855,000,000	17,431,068
1.50%, 03/25/2024	ARS	476,326,000	8,327,568
4.00%, 04/27/2025	ARS	88,500,000	3,404,598
2.00%, 11/09/2026	ARS	880,000,000	12,153,789
			41,317,023
Australia–0.42%
Australia Government Bond, Series 50CI, 1.00%, 02/21/2050(a)	AUD	10,500,000	7,547,346
Austria–0.09%
Erste Group Bank AG, 4.25%(a)(c)(d)	EUR	1,800,000	1,526,179
Belgium–0.52%
KBC Group N.V.,
4.25%(a)(c)(d)	EUR	5,000,000	4,662,335
4.75%(a)(c)(d)	EUR	2,200,000	2,243,551
	Principal Amount		Value
Belgium–(continued)
Kingdom of Belgium Government Bond, Series 88, 1.70%, 06/22/2050(a)	EUR	2,599,000	$2,449,798
			9,355,684
Brazil–7.03%
Brazil Notas do Tesouro Nacional,
10.00%, 01/01/2027	BRL	278,350,000	49,611,109
Series B, 6.00%, 08/15/2026	BRL	49,700,000	39,315,550
Series B, 6.00%, 05/15/2055	BRL	5,700,000	4,297,644
Series F, 10.00%, 01/01/2029	BRL	188,900,000	32,447,911
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	9,320,587	1,594,233
			127,266,447
Canada–0.20%
Canadian Government Bond, 1.25%, 12/01/2047	CAD	4,454,336	3,691,949
Chile–0.52%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(a)	CLP	12,000,000,000	9,477,895
China–0.60%
China Government Bond, 3.53%, 10/18/2051	CNY	70,000,000	10,873,471
Colombia–2.19%
Colombian TES,
Series B, 7.75%, 09/18/2030	COP	79,000,000,000	14,337,503
Series B, 7.00%, 06/30/2032	COP	70,000,000,000	11,506,680
Series B, 9.25%, 05/28/2042	COP	11,375,000,000	1,985,880
Series B, 7.25%, 10/26/2050	COP	85,050,000,000	11,751,685
			39,581,748
Czech Republic–0.17%
CPI Property Group S.A., 4.88%(a)(c)(d)	EUR	4,100,000	3,034,628
Egypt–0.08%
Egypt Government International Bond, 4.75%, 04/16/2026(a)	EUR	2,000,000	1,420,755
France–0.84%
Accor S.A., 4.38%(a)(c)(d)	EUR	1,700,000	1,643,156
BPCE S.A., Series NC5, 1.50%, 01/13/2042(a)(c)	EUR	5,000,000	4,622,935
Credit Agricole S.A.,
4.00%(a)(c)(d)	EUR	1,000,000	933,284
7.50%(a)(c)(d)	GBP	2,077,000	2,563,517
Electricite de France S.A., 5.38%(a)(c)(d)	EUR	5,400,000	5,476,362
			15,239,254
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
Germany–0.44%
Bayer AG, 2.38%, 11/12/2079(a)(c)	EUR	3,700,000	$3,507,877
Deutsche Lufthansa AG, 4.38%, 08/12/2075(a)(c)	EUR	3,600,000	2,938,190
Volkswagen International Finance N.V., 4.63%(a)(c)(d)	EUR	1,480,000	1,510,871
			7,956,938
Greece–0.34%
Hellenic Republic Government Bond,
1.88%, 01/24/2052(a)	EUR	8,927,000	5,893,087
Series GDP, 0.00%, 10/15/2042(f)	EUR	76,770,000	163,202
			6,056,289
Ivory Coast–0.12%
Ivory Coast Government International Bond, 4.88%, 01/30/2032(a)	EUR	2,900,000	2,219,342
Malaysia–0.16%
Malaysia Government Bond, Series 317, 4.76%, 04/07/2037	MYR	11,900,000	2,829,620
Mexico–1.23%
Mexican Bonos, Series M, 7.75%, 05/29/2031	MXN	481,850,000	22,323,515
Netherlands–0.36%
Cooperatieve Rabobank U.A., 4.38%(a)(c)(d)	EUR	6,800,000	6,546,126
New Zealand–0.55%
New Zealand Government Bond, Series 551, 2.75%, 05/15/2051	NZD	19,000,000	9,873,119
Poland–1.20%
Republic of Poland Government Bond, Series 432, 1.75%, 04/25/2032	PLN	140,000,000	21,772,242
Romania–0.12%
Romanian Government International Bond, 2.00%, 04/14/2033(a)	EUR	2,997,000	2,155,760
Russia–0.00%
Mos.ru, 5.00%, 08/22/2034	RUB	72,806,608	0
Russian Federal Bond - OFZ,
Series 6212, 7.05%, 01/19/2028(j)	RUB	375,000,000	0
Series 6226, 7.95%, 10/07/2026(j)	RUB	700,000,000	0
			0
	Principal Amount		Value
South Africa–3.49%
Republic of South Africa Government Bond,
Series 2030, 8.00%, 01/31/2030	ZAR	661,350,000	$35,007,380
Series 2032, 8.25%, 03/31/2032	ZAR	165,300,000	8,457,949
Series 2035, 8.88%, 02/28/2035	ZAR	200,000,000	10,269,555
Series 2037, 8.50%, 01/31/2037	ZAR	195,500,000	9,492,690
			63,227,574
Spain–1.07%
Banco Bilbao Vizcaya Argentaria S.A.,
6.00%(a)(c)(d)	EUR	1,400,000	1,421,032
6.00%(a)(c)(d)	EUR	400,000	393,080
Banco Santander S.A.,
4.38%(a)(c)(d)	EUR	3,800,000	3,474,581
4.13%(c)(d)	EUR	2,000,000	1,645,414
CaixaBank S.A.,
5.25%(a)(c)(d)	EUR	2,000,000	1,821,706
5.88%(a)(c)(d)	EUR	1,800,000	1,742,184
Repsol International Finance B.V., 3.75%(a)(c)(d)	EUR	1,950,000	1,882,904
Telefonica Europe B.V.,
2.88%(a)(c)(d)	EUR	3,700,000	3,279,696
4.38%(a)(c)(d)	EUR	3,700,000	3,713,508
			19,374,105
Supranational–0.77%
African Development Bank, 0.00%, 01/17/2050(f)	ZAR	222,000,000	1,452,617
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	221,200,000	9,235,376
International Finance Corp.,
0.00%, 02/15/2029(a)(f)	TRY	10,300,000	62,450
0.00%, 03/23/2038(f)	MXN	260,000,000	3,203,846
			13,954,289
Sweden–0.08%
Heimstaden Bostad AB, 3.38%(a)(c)(d)	EUR	1,850,000	1,373,339
Switzerland–0.17%
Dufry One B.V., 2.00%, 02/15/2027(a)	EUR	3,600,000	3,118,274
United Kingdom–1.97%
Barclays PLC,
7.25%(a)(c)(d)	GBP	4,200,000	5,162,710
6.38%(a)(c)(d)	GBP	1,425,000	1,643,174
8.88%(a)(c)(d)	GBP	5,375,000	6,872,421
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(a)	GBP	5,925,000	6,180,326
HSBC Holdings PLC,
5.25%(a)(c)(d)	EUR	3,500,000	3,579,771
5.88%(c)(d)	GBP	1,750,000	2,057,578
International Consolidated Airlines Group S.A.,
2.75%, 03/25/2025(a)	EUR	1,700,000	1,561,738
1.50%, 07/04/2027(a)	EUR	1,900,000	1,468,814
Nationwide Building Society, 5.75%(a)(c)(d)	GBP	1,775,000	1,999,908
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
United Kingdom–(continued)
NatWest Group PLC,
5.13%(c)(d)	GBP	2,415,000	$2,618,875
4.50%(c)(d)	GBP	2,550,000	2,552,242
			35,697,557
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $552,830,646)			488,810,468

Asset-Backed Securities–9.11%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(a)		$2,811,272	2,797,471
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(k)		12,355	12,109
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.54%, 01/15/2051(l)		11,434,314	248,006
CarMax Auto Owner Trust, Series 2019-3, Class D, 2.85%, 01/15/2026		2,285,000	2,239,876
CCG Receivables Trust,
Series 2019-1, Class B, 3.22%, 09/14/2026(a)		274,253	274,236
Series 2019-1, Class C, 3.57%, 09/14/2026(a)		80,000	80,026
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(l)		4,841,680	150,769
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(l)		14,448,981	523,182
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(m)		509,296	496,211
Series 2006-AR1, Class 1A1, 3.15% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(k)		110,958	109,570
COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.45%, 12/10/2045(l)		4,801,579	3,738
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047		4,690,000	4,606,096
Series 2014-CR21, Class AM, 3.99%, 12/10/2047		70,000	68,651
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035		345,491	331,836
Series 2005-JA, Class A7, 5.50%, 11/25/2035		560,370	506,470
Principal Amount		Value

CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 2.23% (1 mo. USD LIBOR + 0.23%), 12/15/2035(k)	$9,500	$9,391
Series 2006-H, Class 2A1A, 2.15% (1 mo. USD LIBOR + 0.15%), 11/15/2036(k)	23,071	19,416
Dell Equipment Finance Trust, Series 2019-2, Class D, 2.48%, 04/22/2025(a)	2,980,000	2,977,314
DT Auto Owner Trust,
Series 2019-2A, Class D, 3.48%, 02/18/2025(a)	609,317	607,624
Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	6,025,000	5,952,079
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	2,696,547	2,699,612
Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	6,290,000	6,215,623
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.88%, 01/25/2050(a)(m)	840,000	835,265
Series 2016-K54, Class C, 4.05%, 04/25/2048(a)(m)	4,190,000	4,076,532
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.65%, 07/25/2035(m)	53,735	52,147
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	425,000	418,942
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.44%, 07/25/2035(m)	48,535	47,660
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	1,655,000	1,572,696
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(a)(f)(m)	17,321	4,216
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 2.36% (1 mo. USD LIBOR + 0.10%), 08/25/2036(k)	3,011,756	1,185,251
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	1,565,000	1,547,134
Series 2014-C14, Class B, 4.85%, 02/15/2047(m)	680,000	676,181
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.87%, 12/15/2050(l)	4,098,162	155,253
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value

Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(a)(m)		$6,386,254	$5,907,861
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)		2,354,498	2,348,862
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036		25,220	21,333
Santander Retail Auto Lease Trust, Series 2019-C, Class C, 2.39%, 11/20/2023(a)		5,490,000	5,484,267
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.04%, 11/15/2050(l)		8,443,619	311,020
Vendee Mortgage Trust,
Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(n)		68,762	534
Series 1992-2, Class IO, 0.00%, 09/15/2022(f)(m)		93,576	0
Series 1995-3, Class 1, IO, 0.00%, 09/15/2025(f)(l)		1,680,592	2
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(a)(m)		1,225,000	1,197,669
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 2.51%, 10/25/2033(m)		34,823	33,543
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.87%, 12/15/2050(l)		6,430,075	244,830
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		1,800,000	1,778,100
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(m)		1,135,000	1,123,066
Series 2014-C20, Class AS, 4.18%, 05/15/2047		1,455,000	1,437,907
Alba PLC,
Series 2007-1, Class F, 4.53% (SONIA + 3.37%), 03/17/2039(a)(k)	GBP	2,305,787	2,614,275
Series 2007-1, Class E, 2.48% (SONIA + 1.32%), 03/17/2039(a)(k)	GBP	6,015,096	6,475,132
Series 2006-2, Class F, 4.52% (SONIA + 3.37%), 12/15/2038(a)(k)	GBP	1,421,136	1,636,548
Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 2.50% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(k)	GBP	2,006,000	1,940,721
Series 2007-2, Class B1, 3.00% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(a)(k)	GBP	2,243,000	2,316,675
	Principal Amount		Value

Eurosail PLC,
Series 2006-2X, Class E1C, 4.85% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(a)(k)	GBP	5,550,000	$5,762,064
Series 2006-4X, Class E1C, 4.54% (3 mo. GBP LIBOR + 3.00%), 12/10/2044(a)(k)	GBP	4,135,722	4,674,097
Series 2007-2X, Class D1A, 0.52% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(k)	EUR	8,640,000	7,107,421
Series 2006-2X, Class D1A, 0.52% (3 mo. EURIBOR + 0.80%), 12/15/2044(a)(k)	EUR	6,300,000	4,929,825
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 3.58% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(k)	EUR	4,570,000	4,292,753
Hawksmoor Mortgage Funding PLC,
Series 2019-1X, Class G, 4.59% (SONIA + 3.50%), 05/25/2053(a)(k)	GBP	4,048,000	4,928,909
Series 2019-1X, Class F, 4.59% (SONIA + 3.50%), 05/25/2053(a)(k)	GBP	6,300,000	7,672,231
Ludgate Funding PLC, Series 2007-1, Class MA, 1.93% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(k)	GBP	3,246,182	3,544,356
Stratton Mortgage Funding PLC,
Series 2021-1, Class D, 3.29% (SONIA + 2.10%), 09/25/2051(a)(k)	GBP	3,700,000	4,390,045
Series 2021-1, Class E, 3.94% (SONIA + 2.75%), 09/25/2051(a)(k)	GBP	2,220,000	2,636,858
Towd Point Mortgage Funding 2019 - Granite4 PLC,
Series 2019-GR4X, Class FR, 3.24% (SONIA + 2.05%), 10/20/2051(a)(k)	GBP	2,130,000	2,516,952
Series 2019-GR4X, Class GR, 3.69% (SONIA + 2.50%), 10/20/2051(a)(k)	GBP	1,775,000	2,092,566
Prosil Acquisition S.A., Series 2019-1, Class A, 2.24% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(k)	EUR	5,199,878	5,078,377
Alhambra SME Funding DAC,
Series 2019-1, Class A, 2.00% (1 mo. EURIBOR + 2.00%), 11/30/2028(a)(k)	EUR	6,013,596	6,063,663
Series 2019-1, Class B, 2.50% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(k)	EUR	1,875,000	1,831,935
Series 2019-1, Class D, 9.19% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(k)	EUR	424,276	277,286
Lusitano Mortgages No. 5 PLC, Class D, 0.91% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(k)	EUR	2,165,672	1,856,474
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value

Futura S.r.l., Series 2019-1, Class A, 2.48% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(k)	EUR	4,119,544	$4,229,384
Taurus, Series 2018-IT1, Class A, 1.00% (3 mo. EURIBOR + 1.00%), 05/18/2030(k)	EUR	12,752,510	12,808,751
IM Pastor 4, FTA, Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(f)(k)	EUR	2,100,787	1,812,786
Total Asset-Backed Securities (Cost $186,085,709)			164,879,661

Agency Credit Risk Transfer Notes–1.38%
United States–1.38%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 5.11% (1 mo. USD LIBOR + 2.85%), 11/25/2029(k)		$2,141,430	2,159,601
Series 2018-C06, Class 2M2, 4.36% (1 mo. USD LIBOR + 2.10%), 03/25/2031(k)		4,281,438	4,264,098
Series 2018-R07, Class 1M2, 4.66% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(k)		543,582	543,090
Series 2019-R02, Class 1M2, 4.56% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(k)		112,578	112,468
Series 2019-R03, Class 1M2, 4.41% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(k)		257,083	256,991
Series 2022-R04, Class 1M2, 4.61% (30 Day Average SOFR + 3.10%), 03/25/2042(a)(k)		1,795,000	1,745,406
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 3.91% (30 Day Average SOFR + 2.40%), 02/25/2042(a)(k)		3,500,000	3,314,238
Series 2022-DNA3, Class M1B, STACR®, 4.41% (30 Day Average SOFR + 2.90%), 04/25/2042(a)(k)		7,000,000	6,805,807
Series 2022-DNA3, Class M1A, STACR®, 3.51% (30 Day Average SOFR + 2.00%), 04/25/2042(a)(k)		5,838,333	5,812,176
Total Agency Credit Risk Transfer Notes (Cost $25,233,072)			25,013,875
	Shares
Exchange-Traded Funds–0.94%
United States–0.94%
Invesco Senior Loan ETF(b)(o) (Cost $18,082,777)		808,524	16,954,748
	Principal Amount	Value
U.S. Treasury Securities–0.70%
U.S. Treasury Inflation — Indexed Bonds–0.70%
0.13%, 02/15/2052 (Cost $12,245,696)(p)	$12,245,696	$12,670,074
Variable Rate Senior Loan Interests–0.42%(q)(r)
United States–0.42%
Claire’s Stores, Inc., Term Loan, 8.87% (1 mo. USD LIBOR + 6.50%), 12/18/2026	186,221	177,375
Dun & Bradstreet Corp. (The), Term Loan, 5.55% (1 mo. USD LIBOR + 3.25%), 02/06/2026	1,019,650	995,010
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 7.38% (1 mo. USD LIBOR + 5.00%), 03/27/2028	1,352,875	1,095,078
IRB Holding Corp., Term Loan, 4.87% (TSFR1M + 3.00%), 12/15/2027	940,927	904,937
Mativ, Inc., Term Loan B, 6.13% (1 mo. USD LIBOR + 3.75%), 04/20/2028(j)	2,400,269	2,280,256
PetSmart LLC, Term Loan, 6.12% (1 mo. USD LIBOR + 3.75%), 02/11/2028	1,019,456	985,259
United Natural Foods, Inc., Term Loan B, 5.69% (3 mo. USD LIBOR + 3.25%), 10/22/2025	1,268,584	1,255,834
Total Variable Rate Senior Loan Interests (Cost $8,093,471)		7,693,749
	Shares
Common Stocks & Other Equity Interests–0.41%
Argentina–0.39%
TMF Trust Co. S.A.(j)	332,936,522	2,536,254
YPF S.A., Class D(s)	539,786	4,482,077
		7,018,331
United States–0.02%
ACNR Holdings, Inc.	2,129	168,191
Claire’s Holdings LLC	614	201,085
McDermott International Ltd.(s)	38,319	17,244
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(j)(s)	76,715	9,973
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(j)(s)	85,239	11,081
McDermott International Ltd., Wts., expiring 12/31/2049(j)	55,393	23,680
Party City Holdco, Inc.(s)	10,188	11,614
Sabine Oil & Gas Holdings, Inc.(j)(s)	2,510	1,707
Tenerity LLC, Wts., expiring 04/10/2024(j)	2,297	0
Windstream Services LLC	399	6,484
		451,059
Total Common Stocks & Other Equity Interests (Cost $15,162,194)		7,469,390
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.36%
Fannie Mae Grantor Trust,
IO, 0.63%, 11/25/2040(l)	$2,226,320	$28,942
0.38%, 12/25/2041(l)	13,932,112	144,574
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 - 11/25/2029(n)	64,833	9,872
6.50%, 04/25/2029 - 07/25/2032(n)	972,136	152,503
6.00%, 12/25/2032 - 08/25/2035(n)	1,210,778	192,734
5.50%, 11/25/2033 - 06/25/2035(n)	1,014,606	166,251
Fannie Mae REMICs,
IO, 5.50%, 06/25/2023(n)	2,593	38
4.44%, 02/25/2024 - 05/25/2035(k)(n)	609,532	70,303
5.34% (7.60% - (1.00 x 1 mo. USD LIBOR)), 06/25/2026(k)(n)	70,865	4,244
5.74%, 11/18/2031 - 12/18/2031(k)(n)	132,804	18,402
5.64% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(k)(n)	2,610	370
5.69% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(k)(n)	30,944	4,191
5.84% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(k)(n)	60,123	9,197
5.84%, 03/25/2032 - 04/25/2032(k)(n)	86,409	13,096
4.74% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(k)(n)	38,644	4,536
5.54% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(k)(n)	29,531	4,340
5.74%, 07/25/2032 - 09/25/2032(k)(n)	132,318	20,935
5.94%, 12/18/2032(k)(n)	105,697	13,299
5.94% (8.20% - (1.00 x 1 mo. USD LIBOR)), 01/25/2033(k)(n)	351,585	55,989
5.99%, 02/25/2033 - 05/25/2033(k)(n)	212,247	36,825
7.00%, 03/25/2033 - 04/25/2033(n)	494,241	79,053
5.29% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(k)(n)	163,071	23,650
3.79%, 03/25/2035 - 07/25/2038(k)(n)	139,769	12,075
4.49%, 03/25/2035 - 05/25/2035(k)(n)	251,008	15,283
4.34% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(k)(n)	332,882	31,611
4.97% (7.23% - (1.00 x 1 mo. USD LIBOR)), 09/25/2036(k)(n)	662,906	48,427
Principal Amount		Value
4.28% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(k)(n)	$875,074	$105,857
4.00%, 04/25/2041(n)	952,989	103,456
4.29% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(k)(n)	160,257	17,053
3.89% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(k)(n)	392,327	58,726
7.00%, 07/25/2026	8,832	9,134
4.00%, 08/25/2026 - 03/25/2041	85,870	86,984
6.50%, 10/25/2028 - 04/25/2029	85,056	90,248
6.00%, 05/25/2031 - 01/25/2032	145,207	154,064
3.26%, 04/25/2032 - 12/25/2032(k)	109,175	110,850
2.66% (1 mo. USD LIBOR + 0.50%), 10/18/2032(k)	40,324	40,356
2.76% (1 mo. USD LIBOR + 0.50%), 12/25/2032(k)	70,643	70,768
2.66% (1 mo. USD LIBOR + 0.40%), 11/25/2033(k)	38,539	38,477
16.28% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(k)	143,997	197,536
15.92% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(k)	156,676	202,496
3.20% (1 mo. USD LIBOR + 0.94%), 06/25/2037(k)	84,396	85,226
Federal Home Loan Mortgage Corp.,
6.50%, 09/01/2022	100	100
6.00%, 10/01/2022	201	210
8.50%, 08/01/2031	21,261	23,049
Federal National Mortgage Association,
5.50%, 08/01/2022 - 02/01/2035	24,790	26,593
7.00%, 08/01/2022 - 12/01/2033	13,812	14,699
7.50%, 03/01/2033	17,175	18,629
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.65%, 02/25/2026(l)	4,012,436	75,507
Series K735, Class X1, IO, 1.10%, 05/25/2026(l)	6,739,920	204,132
Series K093, Class X1, IO, 0.95%, 05/25/2029(l)	45,590,619	2,410,312
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
Freddie Mac REMICs,
5.00%, 09/15/2023	$20,059	$20,127
6.75%, 02/15/2024	3,117	3,161
6.50%, 02/15/2028 - 06/15/2032	72,978	78,954
2.45% (1 mo. USD LIBOR + 0.45%), 02/15/2029(k)	6,950	6,948
2.65% (1 mo. USD LIBOR + 0.65%), 07/15/2029(k)	10,430	10,479
3.00%, 02/15/2032 - 03/15/2032(k)	217,243	220,120
3.50%, 05/15/2032	72,034	72,001
2.50% (1 mo. USD LIBOR + 0.50%), 01/15/2033(k)	6,261	6,272
17.42% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(k)	111,536	154,539
4.00%, 06/15/2038	57,141	58,214
3.00%, 05/15/2040	1,474	1,460
IO, 4.00%, 03/15/2024 - 04/15/2038(k)(n)	169,562	10,493
7.00%, 03/15/2028 - 04/15/2028(n)	36,927	4,559
6.54%, 07/17/2028(k)(n)	20,043	652
6.10% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(k)(n)	51,415	4,948
6.95% (8.95% - (1.00 x 1 mo. USD LIBOR)), 08/15/2029(k)(n)	25,023	1,993
5.05% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(k)(n)	237,253	23,789
4.70% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(k)(n)	446,510	37,063
4.75% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(k)(n)	27,103	2,273
4.72%, 05/15/2035(k)(n)	695,301	70,805
4.15% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(k)(n)	486,445	35,655
5.00% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(k)(n)	135,682	19,387
4.07% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(k)(n)	248,117	29,815
4.25% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(k)(n)	118,212	13,028
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027 - 04/01/2030(n)	181,461	25,590
6.50%, 02/01/2028 - 06/01/2031(n)	45,225	6,897
7.50%, 12/15/2029(n)	51,761	8,364
6.00%, 12/15/2032(n)	95,907	13,129
	Principal Amount	Value
Government National Mortgage Association,
ARM, 1.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(k)	$835	$825
7.00%, 01/15/2028 - 01/20/2030	105,719	109,489
8.00%, 01/15/2028 - 09/15/2028	66,748	69,647
IO, 4.39% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(k)(n)	463,068	54,698
4.49% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(k)(n)	797,818	78,234
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $9,159,709)		6,558,810
	Shares
Preferred Stocks–0.19%
United States–0.19%
AT&T, Inc., 2.88%, Series B, Pfd.(c)	3,500,000	3,310,102
Claire’s Holdings LLC, Series A, Pfd.	195	50,456
Total Preferred Stocks (Cost $4,308,985)		3,360,558
Money Market Funds–7.67%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(o)(t)	48,560,567	48,560,567
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(o)(t)	34,772,331	34,772,331
Invesco Treasury Portfolio, Institutional Class, 1.66%(o)(t)	55,497,791	55,497,791
Total Money Market Funds (Cost $138,827,796)		138,830,689

Options Purchased–1.10%
(Cost $30,240,959)(u)		19,995,670
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-89.52% (Cost $1,810,370,719)		1,620,337,194
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.92%
Invesco Private Government Fund, 1.77%(o)(t)(v)	14,942,505	14,942,505
Invesco Private Prime Fund, 1.89%(o)(t)(v)	37,900,453	37,900,453
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,843,575)		52,842,958
TOTAL INVESTMENTS IN SECURITIES—92.44% (Cost $1,863,214,294)		1,673,180,152
OTHER ASSETS LESS LIABILITIES–7.56%		136,795,404
NET ASSETS–100.00%		$1,809,975,556
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
Conv.	– Convertible
COP	– Colombia Peso
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
Pfd.	– Preferred
PIK	– Pay-in-Kind
PLN	– Polish Zloty
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $734,274,818, which represented 40.57% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Zero coupon bond issued at a discount.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2022 represented less than 1% of the Fund’s Net Assets.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2022.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2022.
(m)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2022.
(n)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(o)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Invesco Senior Loan ETF	$72,429,002	$-	$(52,521,337)	$(440,842)	$(2,512,075)	$16,954,748	$1,249,209
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$52,627,305	$281,689,412	$(285,756,150)	$-	$-	$48,560,567	$130,518
Invesco Liquid Assets Portfolio, Institutional Class	38,016,641	201,206,723	(204,456,878)	5,629	216	34,772,331	75,870
Invesco Treasury Portfolio, Institutional Class	60,145,492	321,930,757	(326,578,458)	-	-	55,497,791	104,172
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,905,063	157,724,474	(160,687,032)	-	-	14,942,505	71,519*
Invesco Private Prime Fund	41,778,482	300,458,898	(304,302,938)	(617)	(33,372)	37,900,453	212,077*
Total	$282,901,985	$1,263,010,264	$(1,334,302,793)	$(435,830)	$(2,545,231)	$208,628,395	$1,843,365

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	Principal amount of security and interest payments are adjusted for inflation.
(q)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(r)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(s)	Non-income producing security.
(t)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(u)	The table below details options purchased.
(v)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Bank of America, N.A.	12/05/2022	USD	0.80	AUD	5,325,000	$ 81,596
EUR versus CHF	Call	UBS AG	09/06/2022	CHF	1.06	EUR	42,000,000	687
EUR versus HUF	Call	Bank of America, N.A.	01/31/2023	HUF	480.00	EUR	28,000,000	390,198
EUR versus USD	Call	Bank of America, N.A.	10/31/2022	USD	1.15	EUR	4,200,000	38,586
USD versus CNH	Call	Goldman Sachs International	11/17/2022	CNH	7.15	USD	1,400,000	63,895
Subtotal — Foreign Currency Call Options Purchased								574,962
Currency Risk
EUR versus CHF	Put	Goldman Sachs International	09/19/2022	CHF	0.93	EUR	1,050,000	98,799
EUR versus CHF	Put	Goldman Sachs International	09/21/2022	CHF	0.93	EUR	1,050,000	102,901
EUR versus CZK	Put	J.P. Morgan Chase Bank, N.A.	07/17/2023	CZK	24.00	EUR	1,400,000	132,622
EUR versus CZK	Put	J.P. Morgan Chase Bank, N.A.	02/05/2024	CZK	24.30	EUR	2,500,000	295,048
EUR versus CZK	Put	Morgan Stanley and Co. International PLC	12/07/2022	CZK	24.60	EUR	2,250,000	682,628
EUR versus HUF	Put	Bank of America, N.A.	01/31/2023	HUF	400.00	EUR	28,000,000	343,981
EUR versus PLN	Put	Bank of America, N.A.	03/24/2023	PLN	4.50	EUR	3,500,000	208,524
EUR versus PLN	Put	Bank of America, N.A.	03/24/2023	PLN	4.50	EUR	1,400,000	83,410
EUR versus SEK	Put	Goldman Sachs International	10/28/2022	SEK	10.00	EUR	2,800,000	359,131
EUR versus SEK	Put	UBS AG	09/09/2022	SEK	10.35	EUR	35,000,000	98,050
USD versus BRL	Put	Goldman Sachs International	09/23/2022	BRL	5.20	USD	56,000,000	1,372,560
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	08/22/2022	BRL	4.60	USD	1,750,000	13,860
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	09/22/2022	BRL	4.30	USD	4,200,000	21,890
USD versus BRL	Put	Morgan Stanley and Co. International PLC	10/11/2022	BRL	4.75	USD	2,800,000	277,827
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus CAD	Put	Goldman Sachs International	08/12/2022	CAD	1.23	USD	45,000,000	$1,080
USD versus CLP	Put	Bank of America, N.A.	09/28/2022	CLP	825.00	USD	2,800,000	371,059
USD versus COP	Put	Morgan Stanley and Co. International PLC	10/27/2022	COP	4,050.00	USD	35,000,000	274,680
USD versus JPY	Put	Bank of America, N.A.	08/15/2022	JPY	113.00	USD	3,500,000	1,176
USD versus JPY	Put	Goldman Sachs International	09/28/2022	JPY	123.00	USD	2,800,000	178,399
USD versus MXN	Put	Goldman Sachs International	09/09/2022	MXN	19.40	USD	49,000,000	22,981
USD versus MXN	Put	Goldman Sachs International	11/23/2022	MXN	19.40	USD	35,000,000	131,565
USD versus MXN	Put	Morgan Stanley and Co. International PLC	09/01/2022	MXN	19.20	USD	42,000,000	15,666
USD versus RUB	Put	Bank of America, N.A.	02/22/2023	RUB	70.00	USD	1,750,000	836,974
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/16/2023	RUB	68.00	USD	2,100,000	941,804
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	02/21/2023	RUB	68.00	USD	2,800,000	1,247,453
USD versus THB	Put	Standard Chartered Bank PLC	08/19/2022	THB	34.10	USD	42,000,000	462
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/09/2022	ZAR	14.85	USD	28,000,000	1,904
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/20/2022	ZAR	16.70	USD	35,000,000	44,135
Subtotal — Foreign Currency Put Options Purchased								8,160,569
Total Foreign Currency Options Purchased								$8,735,531

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $68,548,000.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.55%	Pay	TONAR	Annually	05/26/2025	JPY	15,000,000,000	$2,706,469
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.84	Pay	SOFR	Annually	12/07/2022	USD	203,000,000	2,054,920
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.84	Pay	SOFR	Annually	06/07/2023	USD	247,800,000	4,551,251
2 Year Interest Rate Swap	Put	Goldman Sachs International	7.75	Pay	6 Month WIBOR	Semi-Annually	12/12/2022	PLN	175,000,000	14,526
30 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.93	Pay	6 Month EURIBOR	Semi-Annually	06/12/2023	EUR	21,000,000	984,191
50 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.37	Pay	6 Month EURIBOR	Semi-Annually	04/21/2023	EUR	10,500,000	948,782
Total Interest Rate Swaptions Purchased										$11,260,139

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $68,548,000.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Call	475.00%	Markit iTraxx Europe Crossover Index, Series 37, Version 1	5.00%	Quarterly	09/21/2022	5.097%	EUR	76,000,000	$(419,449)
J.P. Morgan Chase Bank, N.A.	Call	101.50	Markit CDX North America High Yield Index, Series 38, Version 1	5.00	Quarterly	09/21/2022	4.691	USD	105,000,000	(923,008)
Subtotal — Credit Default Call Swaptions Written										(1,342,457)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Written(a)—(continued)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value			Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	93.00	Markit CDX North America High Yield Index, Series 38, Version 1	5.00	Quarterly	09/21/2022	4.691%	USD	105,000,000	$(292,906)
J.P. Morgan Chase Bank, N.A.	Put	700.00	Markit iTraxx Europe Crossover Index, Series 37, Version 1	5.00	Quarterly	09/21/2022	5.097	EUR	76,000,000	(356,915)
Morgan Stanley and Co. International PLC	Put	87.75	Markit CDX North America High Yield Index, Series 37, Version 1	1.00	Quarterly	09/21/2022	3.253	USD	17,500,000	(72,625)
Subtotal — Credit Default Put Swaptions Written										(722,446)
Total Credit Default Swaptions Written										$(2,064,903)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $68,548,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value			Value
Currency Risk
EUR versus HUF	Call	Bank of America, N.A.	01/31/2023	HUF	460.00	EUR	28,000,000	$(584,653)
USD versus BRL	Call	Goldman Sachs International	09/23/2022	BRL	5.70	USD	56,000,000	(392,560)
USD versus BRL	Call	J.P. Morgan Chase Bank, N.A.	09/22/2022	BRL	6.00	USD	1,400,000	(59,041)
USD versus BRL	Call	Morgan Stanley and Co. International PLC	10/11/2022	BRL	5.80	USD	1,400,000	(175,078)
USD versus CAD	Call	Bank of America, N.A.	12/09/2022	CAD	1.36	USD	5,600,000	(547,674)
USD versus CLP	Call	Bank of America, N.A.	11/28/2022	CLP	900.00	USD	42,000,000	(2,403,703)
USD versus COP	Call	Morgan Stanley and Co. International PLC	10/27/2022	COP	4,450.00	USD	35,000,000	(954,940)
USD versus MXN	Call	Goldman Sachs International	11/23/2022	MXN	22.00	USD	35,000,000	(413,315)
USD versus MXN	Call	Morgan Stanley and Co. International PLC	09/01/2022	MXN	21.50	USD	42,000,000	(139,398)
Subtotal — Foreign Currency Call Options Written								(5,670,362)
Currency Risk
EUR versus USD	Put	Bank of America, N.A.	12/16/2022	USD	0.99	EUR	35,000,000	(1,319,906)
USD versus BRL	Put	Goldman Sachs International	09/23/2022	BRL	4.95	USD	56,000,000	(462,000)
USD versus COP	Put	Morgan Stanley and Co. International PLC	10/27/2022	COP	3,850.00	USD	35,000,000	(78,400)
Subtotal — Foreign Currency Put Options Written								(1,860,306)
Total – Foreign Currency Options Written								$(7,530,668)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $68,548,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value			Value
Interest Rate Risk
5 Year Interest Rate Swap	Call	Bank of America, N.A.	2.50%	SOFR	Receive	Annually	10/05/2022	USD	306,250,000	$(3,479,818)
30 Year Interest Rate Swap	Call	Bank of America, N.A.	2.25	SOFR	Receive	Annually	06/13/2023	USD	70,000,000	(3,552,536)
5 Year Interest Rate Swap	Call	Goldman Sachs International	2.45	SOFR	Receive	Annually	10/06/2022	USD	267,750,000	(2,741,034)
30 Year Interest Rate Swap	Call	Goldman Sachs International	1.76	6 Month EURIBOR	Receive	Semi-Annually	09/13/2022	EUR	70,000,000	(5,096,525)
10 Year Interest Rate Swap	Call	Goldman Sachs International	2.85	SOFR	Receive	Annually	12/15/2022	USD	231,000,000	(10,617,468)
1 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.82	SOFR	Receive	At Maturity	02/17/2023	USD	525,000,000	(1,634,519)
2 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.25	6 Month EURIBOR	Receive	Semi-Annually	02/16/2023	EUR	350,000,000	(7,808,008)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.85	SONIA	Receive	Annually	08/09/2022	GBP	35,000,000	(343,669)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.50	SOFR	Receive	Annually	09/14/2022	USD	70,000,000	(1,139,603)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.63	SOFR	Receive	Annually	12/05/2022	USD	78,750,000	(5,422,355)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.84	SOFR	Receive	Annually	12/07/2022	USD	203,000,000	(9,107,692)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.84	SOFR	Receive	Annually	06/07/2023	USD	247,800,000	(13,728,009)
Subtotal—Interest Rate Call Swaptions Written										(64,671,236)
Interest Rate Risk
2 Year Interest Rate Swap	Put	Bank of America, N.A.	3.75	3 Month CDOR	Pay	Quarterly	12/07/2022	CAD	175,000,000	(439,321)
10 Year Interest Rate Swap	Put	Goldman Sachs International	3.25	6 Month EURIBOR	Pay	Semi-Annually	06/16/2023	EUR	188,160,000	(1,397,024)
10 Year Interest Rate Swap	Put	Goldman Sachs International	3.67	SOFR	Pay	Annually	12/13/2022	USD	210,000,000	(389,042)
2 Year Interest Rate Swap	Put	Goldman Sachs International	8.25	6 Month WIBOR	Pay	Semi-Annually	12/12/2022	PLN	175,000,000	(6,108)
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.75	6 Month EURIBOR	Pay	Semi-Annually	04/22/2024	EUR	105,000,000	(2,515,030)
20 Year Interest Rate Swap	Put	Goldman Sachs International	0.53	TONAR	Pay	Annually	08/22/2022	JPY	3,600,000,000	(1,265,725)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.39	6 Month EURIBOR	Pay	Semi-Annually	06/12/2023	EUR	56,700,000	(1,080,976)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.16	6 Month EURIBOR	Pay	Semi-Annually	04/21/2023	EUR	42,000,000	(924,868)
1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.82	SOFR	Pay	At Maturity	02/17/2023	USD	525,000,000	(2,555,915)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.05	TONAR	Pay	Annually	05/26/2025	JPY	15,000,000,000	(1,421,105)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.75	SOFR	Pay	Annually	04/22/2024	USD	525,000,000	(6,560,027)
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.10	SONIA	Pay	Annually	08/08/2022	GBP	17,500,000	(265,087)
Subtotal—Interest Rate Put Swaptions Written										(18,820,228)
Total Open Over-The-Counter Interest Rate Swaptions Written										$(83,491,464)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $68,548,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-BTP	133	September-2022	$17,172,367	$409,157	$409,157
U.S. Treasury 2 Year Notes	310	September-2022	65,242,891	(232,500)	(232,500)
U.S. Treasury 10 Year Notes	892	September-2022	108,057,437	3,197,223	3,197,223
U.S. Treasury 10 Year Ultra Notes	375	September-2022	49,218,750	1,168,184	1,168,184
Subtotal—Long Futures Contracts				4,542,064	4,542,064
Short Futures Contracts
Interest Rate Risk
Euro-Bobl	1,869	September-2022	(244,258,666)	(2,169,628)	(2,169,628)
Euro-Bund	13	September-2022	(2,094,507)	(82,510)	(82,510)
U.S. Treasury 5 Year Notes	184	September-2022	(20,925,688)	(70,607)	(70,607)
U.S. Treasury Long Bonds	66	September-2022	(9,504,000)	(210,375)	(210,375)
U.S. Treasury Ultra Bonds	278	September-2022	(44,010,875)	95,670	95,670
Subtotal—Short Futures Contracts				(2,437,450)	(2,437,450)
Total Futures Contracts				$2,104,614	$2,104,614

(a)	Futures contracts collateralized by $21,425,123 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
08/30/2022	Bank of America, N.A.	CAD	8,073,961	USD	6,405,618	$100,784
08/30/2022	Bank of America, N.A.	EUR	10,984,000	USD	11,809,997	562,157
08/30/2022	Bank of America, N.A.	GBP	13,366,664	USD	16,783,851	495,593
08/30/2022	Bank of America, N.A.	NOK	226,021,272	USD	23,804,241	402,269
08/30/2022	Bank of America, N.A.	NZD	19,336,168	USD	12,403,185	243,288
08/30/2022	Bank of America, N.A.	USD	53,259,333	JPY	7,127,533,762	298,637
08/31/2022	Bank of America, N.A.	CLP	2,954,700,000	USD	3,500,000	238,769
08/31/2022	Bank of America, N.A.	USD	3,850,000	CLP	3,510,430,000	24,615
08/30/2022	Citibank, N.A.	EUR	17,520,000	USD	18,811,750	870,912
08/30/2022	Citibank, N.A.	GBP	3,521,000	USD	4,418,158	127,561
08/30/2022	Citibank, N.A.	MXN	2,100,000	USD	105,676	3,184
08/02/2022	Deutsche Bank AG	USD	208,601,561	BRL	1,087,695,264	1,617,659
08/02/2022	Goldman Sachs International	ZAR	36,871,040	USD	2,235,015	16,541
08/30/2022	Goldman Sachs International	AUD	30,833,000	USD	22,038,812	486,198
08/30/2022	Goldman Sachs International	CAD	48,852,810	USD	38,789,619	641,202
08/30/2022	Goldman Sachs International	EUR	148,168,235	USD	158,746,637	7,019,342
08/30/2022	Goldman Sachs International	GBP	25,667,000	USD	32,232,619	955,500
08/30/2022	Goldman Sachs International	MXN	299,071,678	USD	15,051,418	454,973
08/30/2022	Goldman Sachs International	NOK	34,570,000	USD	3,640,097	60,760
08/30/2022	Goldman Sachs International	NZD	17,750,000	USD	11,388,400	225,994
08/30/2022	Goldman Sachs International	PLN	87,763,000	USD	20,209,317	1,379,339
08/30/2022	Goldman Sachs International	USD	22,427,125	EUR	22,070,369	173,383
08/30/2022	Goldman Sachs International	ZAR	380,898,250	USD	24,564,572	1,721,063
09/16/2022	Goldman Sachs International	USD	15,660,000	RUB	1,286,469,000	3,653,269
11/14/2022	Goldman Sachs International	USD	13,825,000	ZAR	238,757,750	384,245
02/27/2023	Goldman Sachs International	USD	4,791,708	RUB	374,472,000	243,150
08/22/2022	J.P. Morgan Chase Bank, N.A.	USD	2,432,717	RUB	169,995,000	205,519
08/25/2022	J.P. Morgan Chase Bank, N.A.	EUR	6,480,000	NOK	65,642,400	162,374
08/30/2022	J.P. Morgan Chase Bank, N.A.	AUD	25,164,000	USD	17,974,343	384,424
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/30/2022	J.P. Morgan Chase Bank, N.A.	CNY	498,079,142	USD	74,318,984	$473,961
08/30/2022	J.P. Morgan Chase Bank, N.A.	EUR	26,235,227	USD	28,179,914	1,314,506
08/30/2022	J.P. Morgan Chase Bank, N.A.	GBP	30,266,063	USD	37,783,096	901,684
08/30/2022	J.P. Morgan Chase Bank, N.A.	MXN	1,510,792,400	USD	76,049,112	2,313,614
08/30/2022	J.P. Morgan Chase Bank, N.A.	PLN	22,210,000	USD	5,108,002	342,738
08/30/2022	J.P. Morgan Chase Bank, N.A.	SEK	159,196,781	USD	16,237,163	551,290
08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	5,581,622	EUR	5,460,000	9,530
08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	8,750,000	HUF	3,509,782,500	61,855
08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	22,814,474	JPY	3,037,770,065	12,046
08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	14,700,000	SEK	151,047,057	182,870
08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	19,358,868	ZAR	325,500,000	162,256
08/30/2022	J.P. Morgan Chase Bank, N.A.	ZAR	1,051,536,500	USD	67,402,113	4,338,597
09/02/2022	J.P. Morgan Chase Bank, N.A.	BRL	14,360,000	USD	2,754,898	5,415
09/02/2022	J.P. Morgan Chase Bank, N.A.	USD	15,758,204	BRL	83,550,000	238,962
02/17/2023	J.P. Morgan Chase Bank, N.A.	USD	2,854,536	RUB	217,087,500	81,811
02/22/2023	J.P. Morgan Chase Bank, N.A.	USD	3,046,501	RUB	232,295,700	86,132
08/02/2022	Morgan Stanley and Co. International PLC	USD	188,738,030	BRL	1,002,185,824	4,954,752
08/30/2022	Morgan Stanley and Co. International PLC	GBP	5,135,000	USD	6,449,195	191,822
08/30/2022	Morgan Stanley and Co. International PLC	NZD	18,781,000	USD	12,052,669	241,900
08/30/2022	Morgan Stanley and Co. International PLC	PLN	69,945,000	USD	16,103,373	1,096,334
09/02/2022	Morgan Stanley and Co. International PLC	USD	56,393,219	BRL	305,360,824	2,073,661
09/21/2022	Morgan Stanley and Co. International PLC	CLP	11,295,000,000	USD	13,401,756	977,072
09/21/2022	Morgan Stanley and Co. International PLC	COP	181,123,200,000	USD	46,472,828	4,592,457
10/14/2022	Morgan Stanley and Co. International PLC	BRL	29,654,590	USD	5,705,000	86,536
08/30/2022	Royal Bank of Canada	CAD	1,232,000	USD	978,526	16,476
08/30/2022	Royal Bank of Canada	EUR	66,426,676	USD	71,396,721	3,374,450
08/30/2022	Royal Bank of Canada	GBP	10,365,000	USD	13,018,025	387,514
08/30/2022	Royal Bank of Canada	USD	1,860,928	EUR	1,845,000	28,390
08/30/2022	Standard Chartered Bank PLC	CNY	649,668,336	USD	96,929,255	609,676
Subtotal—Appreciation						52,861,011
Currency Risk
08/30/2022	Bank of America, N.A.	USD	37,944,063	AUD	53,090,896	(832,930)
08/30/2022	Bank of America, N.A.	USD	23,093,360	CZK	540,430,800	(735,420)
08/30/2022	Bank of America, N.A.	USD	15,432,251	EUR	14,352,911	(734,576)
08/30/2022	Bank of America, N.A.	USD	38,092,495	PLN	165,980,430	(2,480,588)
08/30/2022	Bank of America, N.A.	USD	32,367,805	SEK	316,994,103	(1,133,949)
08/30/2022	Bank of America, N.A.	USD	11,798,150	ZAR	182,841,835	(832,626)
02/27/2023	Bank of America, N.A.	RUB	374,472,000	USD	4,200,000	(834,858)
08/30/2022	Citibank, N.A.	USD	4,455,979	EUR	4,150,000	(206,295)
08/02/2022	Deutsche Bank AG	BRL	1,087,695,264	USD	207,513,525	(2,705,694)
08/30/2022	Goldman Sachs International	CZK	212,863,000	USD	8,750,000	(56,267)
08/30/2022	Goldman Sachs International	JPY	2,902,920,325	USD	21,795,332	(17,895)
08/30/2022	Goldman Sachs International	SEK	140,171,850	USD	13,650,000	(161,321)
08/30/2022	Goldman Sachs International	USD	55,274,174	CNY	370,585,700	(331,280)
08/30/2022	Goldman Sachs International	USD	22,426,866	EUR	21,348,000	(566,080)
08/30/2022	Goldman Sachs International	USD	8,000,702	GBP	6,371,000	(237,172)
08/30/2022	Goldman Sachs International	USD	18,558,631	MXN	368,760,000	(560,988)
08/30/2022	Goldman Sachs International	USD	2,285,169	ZAR	37,820,000	(17,000)
09/16/2022	Goldman Sachs International	RUB	1,193,220,000	USD	15,435,840	(2,477,518)
08/30/2022	J.P. Morgan Chase Bank, N.A.	EUR	21,000,000	USD	21,083,169	(421,260)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
08/30/2022	J.P. Morgan Chase Bank, N.A.	GBP	1,245,000	USD	1,496,094	$(21,030)
08/30/2022	J.P. Morgan Chase Bank, N.A.	JPY	1,226,166,300	USD	9,000,000	(213,703)
08/30/2022	J.P. Morgan Chase Bank, N.A.	SEK	56,448,210	USD	5,524,196	(37,722)
08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	31,637,322	AUD	44,301,599	(670,006)
08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	22,368,763	CAD	28,181,733	(362,076)
08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	81,846,203	CNY	547,520,000	(671,098)
08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	90,711,382	EUR	84,451,421	(4,231,405)
08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	28,592,101	GBP	22,786,000	(825,692)
08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	25,000,879	NOK	237,826,859	(376,570)
08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	18,934,257	NZD	29,542,309	(356,045)
08/30/2022	J.P. Morgan Chase Bank, N.A.	USD	17,704,899	ZAR	274,546,953	(1,239,568)
08/30/2022	J.P. Morgan Chase Bank, N.A.	ZAR	292,839,750	USD	17,500,000	(62,400)
09/02/2022	J.P. Morgan Chase Bank, N.A.	BRL	58,855,000	USD	11,100,528	(168,331)
09/16/2022	J.P. Morgan Chase Bank, N.A.	RUB	93,249,000	USD	1,265,251	(134,661)
09/21/2022	J.P. Morgan Chase Bank, N.A.	CLP	2,146,900,000	USD	2,181,787	(179,838)
09/21/2022	J.P. Morgan Chase Bank, N.A.	COP	21,397,550,000	USD	4,903,753	(43,914)
09/21/2022	J.P. Morgan Chase Bank, N.A.	USD	4,940,100	KRW	6,315,226,500	(92,279)
09/22/2022	J.P. Morgan Chase Bank, N.A.	ZAR	39,691,575	USD	2,310,000	(64,632)
02/17/2023	J.P. Morgan Chase Bank, N.A.	RUB	217,087,500	USD	2,625,000	(311,348)
02/22/2023	J.P. Morgan Chase Bank, N.A.	RUB	232,295,700	USD	2,730,000	(402,633)
08/02/2022	Morgan Stanley and Co. International PLC	BRL	1,002,185,824	USD	191,221,619	(2,471,163)
08/30/2022	Morgan Stanley and Co. International PLC	JPY	1,672,308,029	USD	12,557,335	(8,782)
08/30/2022	Morgan Stanley and Co. International PLC	USD	1,984,201	AUD	2,775,711	(43,947)
08/30/2022	Morgan Stanley and Co. International PLC	USD	22,799,269	CAD	28,706,529	(382,777)
08/30/2022	Morgan Stanley and Co. International PLC	USD	9,283,336	EUR	8,637,516	(438,343)
08/30/2022	Morgan Stanley and Co. International PLC	USD	1,374,622	GBP	1,094,507	(40,886)
08/30/2022	Morgan Stanley and Co. International PLC	USD	56,080,213	MXN	1,113,573,573	(1,731,316)
08/30/2022	Morgan Stanley and Co. International PLC	USD	17,017,341	NOK	161,658,272	(279,436)
08/30/2022	Morgan Stanley and Co. International PLC	USD	23,799,974	NZD	37,086,168	(477,671)
08/30/2022	Morgan Stanley and Co. International PLC	USD	418,656	SEK	4,096,764	(14,996)
08/30/2022	Morgan Stanley and Co. International PLC	USD	17,821,197	ZAR	276,164,400	(1,258,864)
09/02/2022	Morgan Stanley and Co. International PLC	BRL	696,825,000	USD	128,687,775	(4,732,038)
09/21/2022	Morgan Stanley and Co. International PLC	CLP	15,284,622,500	USD	15,941,465	(871,869)
09/21/2022	Morgan Stanley and Co. International PLC	USD	25,047,715	CLP	21,110,213,850	(1,826,135)
09/21/2022	Morgan Stanley and Co. International PLC	USD	1,294,838	COP	5,046,500,000	(127,956)
09/21/2022	Morgan Stanley and Co. International PLC	USD	13,597,215	INR	1,071,732,486	(148,145)
08/30/2022	Royal Bank of Canada	CAD	4,332,000	USD	3,341,162	(41,631)
08/30/2022	Royal Bank of Canada	JPY	93,526,076	USD	702,287	(490)
08/30/2022	Royal Bank of Canada	USD	2,226,769	EUR	2,071,760	(105,245)
08/30/2022	Standard Chartered Bank PLC	USD	16,560,928	CNY	110,810,000	(132,280)
08/30/2022	Standard Chartered Bank PLC	USD	32,242,080	THB	1,120,605,750	(1,739,032)
08/22/2022	UBS AG	RUB	169,995,000	USD	2,100,000	(538,236)
Subtotal—Depreciation						(43,219,906)
Total Forward Foreign Currency Contracts						$9,641,105

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
South Africa Republic International Bonds	Buy	(1.00)%	Quarterly	06/20/2027	2.953%	USD	3,500,000	$274,027	$293,250	$19,223
Markit iTraxx Europe Index, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	1.002	EUR	15,050,000	(163,366)	1,164	164,530
Markit iTraxx Europe Sub Financials, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	2.046	EUR	14,875,000	497,944	724,696	226,752
Brazil Government International Bonds	Buy	(1.00)	Quarterly	06/20/2027	2.697	USD	5,250,000	377,855	387,698	9,843
Credit Suisse Group AG	Buy	(1.00)	Quarterly	06/20/2027	1.938	EUR	3,550,000	40,678	153,961	113,283
Peru Government International Bonds	Buy	(1.00)	Quarterly	06/20/2027	1.274	USD	10,500,000	115,427	129,674	14,247
Markit CDX Emerging Markets Index, Series 37, Version 1	Buy	(1.00)	Quarterly	06/20/2027	3.253	USD	8,750,000	826,875	826,875	—
Subtotal - Appreciation								1,969,440	2,517,318	547,878
Credit Risk
Societe Generale	Sell	1.00	Quarterly	06/20/2027	1.259	EUR	10,500,000	10,955	(129,547)	(140,502)
Panama Government International Bonds	Sell	1.00	Quarterly	06/20/2027	1.325	USD	10,500,000	(148,883)	(153,050)	(4,167)
Subtotal - Depreciation								(137,928)	(282,597)	(144,669)
Total Centrally Cleared Credit Default Swap Agreements								$1,831,512	$2,234,721	$403,209

(a)	Centrally cleared swap agreements collateralized by $37,108,089 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of July 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	1.65%	Annually	08/01/2032	EUR	18,068,750	$(6,761)	$7,745	$14,506
Receive	6 Month THBFIX	Semi-Annually	(1.66)	Semi-Annually	05/26/2024	THB	595,000,000	—	44,901	44,901
Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	9,450,000,000	—	45,732	45,732
Pay	6 Month CLICP	Annually	10.90	Annually	07/22/2023	CLP	34,895,000,000	—	97,317	97,317
Receive	28 Day MXN TIIE	28 Day	(8.35)	28 Day	03/06/2025	MXN	551,250,000	—	154,550	154,550
Pay	28 Day MXN TIIE	28 Day	8.98	28 Day	09/08/2032	MXN	69,375,000	—	179,796	179,796
Pay	BZDIOVRA	At Maturity	13.15	At Maturity	01/02/2025	BRL	92,895,272	—	200,180	200,180
Pay	BZDIOVRA	At Maturity	12.88	At Maturity	01/04/2027	BRL	72,657,132	—	222,008	222,008
Pay	BZDIOVRA	At Maturity	12.90	At Maturity	01/04/2027	BRL	85,909,982	—	272,895	272,895
Receive	3 Month JIBAR	Quarterly	(6.61)	Quarterly	10/19/2026	ZAR	119,500,000	563	287,527	286,964
Pay	6 Month EURIBOR	Semi-Annually	2.03	Annually	07/05/2032	EUR	7,700,000	(100)	300,590	300,690
Receive	3 Month JIBAR	Quarterly	(6.65)	Quarterly	10/11/2026	ZAR	124,250,000	—	302,911	302,911
Pay	6 Month EURIBOR	Semi-Annually	2.09	Annually	07/12/2032	EUR	7,700,000	(45)	342,064	342,109
Pay	SOFR	Annually	2.62	Annually	07/05/2052	USD	8,592,500	—	344,504	344,504
Receive	3 Month JIBAR	Quarterly	(7.98)	Quarterly	03/07/2032	ZAR	160,000,000	—	488,059	488,059
Receive	3 Month JIBAR	Quarterly	(6.63)	Quarterly	02/11/2031	ZAR	68,250,000	—	505,082	505,082
Receive	3 Month JIBAR	Quarterly	(7.95)	Quarterly	03/07/2032	ZAR	165,000,000	—	523,208	523,208
Receive	SONIA	Semi-Annually	(5.65)	Semi-Annually	02/17/2027	INR	1,837,500,000	—	606,115	606,115
Pay	SOFR	Annually	2.80	Annually	07/05/2027	USD	37,572,500	—	615,523	615,523
Pay	6 Month EURIBOR	Semi-Annually	2.00	Annually	07/08/2032	EUR	18,597,000	—	666,626	666,626
Pay	SOFR	Annually	2.94	Annually	06/24/2032	USD	20,895,000	(7,425)	951,904	959,329
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	3 Month JIBAR	Quarterly	(6.70)%	Quarterly	01/29/2031	ZAR	145,000,000	$—	$1,033,552	$1,033,552
Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/27/2031	ZAR	148,000,000	—	1,053,424	1,053,424
Receive	3 Month JIBAR	Quarterly	(7.32)	Quarterly	07/15/2031	ZAR	206,100,000	—	1,060,122	1,060,122
Pay	SOFR	Annually	2.60	Annually	12/07/2052	USD	34,650,000	—	1,377,424	1,377,424
Pay	6 Month EURIBOR	Semi-Annually	2.03	Annually	09/15/2052	EUR	17,045,000	(58,539)	2,162,513	2,221,052
Pay	6 Month EURIBOR	Semi-Annually	2.21	Annually	07/11/2032	EUR	47,635,000	—	2,654,803	2,654,803
Receive	28 Day MXN TIIE	28 Day	(5.53)	28 Day	05/29/2031	MXN	326,250,000	—	2,689,745	2,689,745
Pay	SOFR	Annually	2.84	Yearly	07/05/2032	USD	80,430,000	—	2,970,672	2,970,672
Receive	6 Month CLICP	Semi-Annually	(2.35)	Semi-Annually	03/11/2026	CLP	22,500,000,000	—	4,231,646	4,231,646
Pay	SOFR	Annually	2.84	Annually	12/09/2032	USD	137,060,000	—	5,053,731	5,053,731
Pay	SOFR	Annually	2.84	Annually	06/09/2033	USD	189,000,000	—	7,402,081	7,402,081
Subtotal — Appreciation								(72,307)	38,848,950	38,921,257
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	0.64	Annually	03/03/2032	EUR	54,392,000	870	(4,861,696)	(4,862,566)
Pay	SONIA	Annually	1.03	Annually	09/02/2052	GBP	8,575,000	—	(2,287,339)	(2,287,339)
Pay	BZDIOVRA	At Maturity	11.07	At Maturity	01/04/2027	BRL	82,711,643	—	(1,036,969)	(1,036,969)
Pay	BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	56,292,938	—	(713,891)	(713,891)
Receive	TONAR	Annually	(0.63)	Annually	06/20/2032	JPY	2,376,500,000	—	(575,329)	(575,329)
Receive	SONIA	Semi-Annually	(7.02)	Semi-Annually	05/25/2027	INR	1,312,500,000	—	(558,706)	(558,706)
Pay	SONIA	Annually	1.75	Annually	06/09/2032	GBP	17,500,000	(476)	(530,249)	(529,773)
Receive	28 Day MXN TIIE	28 Day	(9.75)	28 Day	09/18/2024	MXN	595,000,000	—	(512,634)	(512,634)
Receive	6 Month WIBOR	Semi-Annually	(8.05)	Annually	09/21/2024	PLN	89,250,000	—	(420,843)	(420,843)
Receive	6 Month WIBOR	Semi-Annually	(7.61)	Annually	09/21/2024	PLN	88,200,000	—	(269,272)	(269,272)
Pay	SONIA	Annually	2.09	Annually	05/25/2027	GBP	33,600,000	(1,275)	(215,110)	(213,835)
Receive	COOVIBR	Quarterly	(9.85)	Quarterly	07/21/2032	COP	12,010,000,000	—	(173,138)	(173,138)
Receive	TTHORON	Quarterly	(2.59)	Quarterly	06/13/2027	THB	248,500,000	—	(156,107)	(156,107)
Receive	COOVIBR	Quarterly	(9.71)	Quarterly	07/21/2032	COP	12,332,000,000	—	(151,103)	(151,103)
Pay	SOFR	Annually	2.41	Annually	06/02/2052	USD	47,810,000	—	(148,431)	(148,431)
Receive	6 Month CLICP	Semi-Annually	(7.41)	Semi-Annually	07/22/2027	CLP	7,700,000,000	—	(118,636)	(118,636)
Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	25,900,000,000	—	(96,558)	(96,558)
Receive	6 Month THBFIX	Semi-Annually	(2.11)	Semi-Annually	05/11/2024	THB	595,000,000	—	(77,616)	(77,616)
Receive	COOVIBR	Quarterly	(9.01)	Quarterly	05/24/2032	COP	25,400,000,000	—	(66,290)	(66,290)
Receive	6 Month THBFIX	Semi-Annually	(1.71)	Semi-Annually	04/18/2025	THB	401,000,000	—	(57,374)	(57,374)
Receive	6 Month THBFIX	Semi-Annually	(1.97)	Semi-Annually	05/13/2024	THB	612,500,000	—	(43,332)	(43,332)
Receive	6 Month THBFIX	Semi-Annually	(1.95)	Semi-Annually	05/13/2024	THB	595,000,000	—	(36,409)	(36,409)
Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	27,000,000,000	—	(23,937)	(23,937)
Subtotal — Depreciation								(881)	(13,130,969)	(13,130,088)
Total Centrally Cleared Interest Rate Swap Agreements								$(73,188)	$25,717,981	$25,791,169

(a)	Centrally cleared swap agreements collateralized by $37,108,089 cash held with Counterparties.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)%	Quarterly	12/20/2024	1.665%	EUR	3,750,000	$22,652	$60,067	$37,415
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.070	EUR	10,000,000	159,276	201,375	42,099
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.070	EUR	35,000,000	520,524	704,811	184,287
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	06/20/2027	1.935	EUR	5,250,000	177,709	232,043	54,334
J.P. Morgan Chase Bank, N.A.	Markit CDX Investment Grade Index, Series 37, Version 1	Sell	1.00	Quarterly	12/20/2026	3.502	USD	17,500,000	(2,087,492)	(1,749,236)	338,256
J.P. Morgan Chase Bank, N.A.	Lloyds Banking Group PLC	Sell	1.00	Quarterly	12/20/2027	1.801	EUR	3,500,000	(167,451)	(145,393)	22,058
Subtotal—Appreciation									(1,374,782)	(696,333)	678,449
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00	Quarterly	12/20/2024	0.957	EUR	3,750,000	34,869	3,921	(30,948)
Goldman Sachs International	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	4.336	USD	46,800,000	5,771,670	4,201,661	(1,570,009)
Goldman Sachs International	Markit iTraxx Europe Crossover Index, Series 32, Version 5	Sell	5.00	Quarterly	12/20/2024	3.964	EUR	7,100,000	427,372	(496,827)	(924,199)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	4.336	USD	14,600,000	1,694,799	1,310,775	(384,024)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	13.547	EUR	7,500,000	38,176	(856,658)	(894,834)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	13.547	EUR	7,100,000	114,937	(810,970)	(925,907)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 8	Sell	5.00	Quarterly	12/20/2023	13.547	EUR	3,550,000	43,310	(405,485)	(448,795)
J.P. Morgan Chase Bank, N.A.	HSBC Holdings PLC	Buy	(1.00)	Quarterly	12/20/2027	1.549	EUR	3,500,000	115,147	100,514	(14,633)
Subtotal—Depreciation									8,240,280	3,046,931	(5,193,349)
Total Open Over-The-Counter Credit Default Swap Agreements									$6,865,498	$2,350,598	$(4,514,900)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $68,548,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2022, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Bank of America, N.A.	Receive	3 Month MYR KLIBOR	Quarterly	(2.70)%	Quarterly	03/16/2024	MYR	71,400,000	$—	$134,294	$134,294

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $68,548,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—Swiss Franc
CHF	—Swiss Franc
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KLIBOR	—Kuala Lumpur Interbank Offered Rate
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
THB	—Thai Baht
THBFIX	—Thai Baht Interest Rate Fixing
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$728,099,502	$—	$728,099,502
Non-U.S. Dollar Denominated Bonds & Notes	—	488,810,468	0	488,810,468
Asset-Backed Securities	—	164,879,661	—	164,879,661
Agency Credit Risk Transfer Notes	—	25,013,875	—	25,013,875
Exchange-Traded Funds	16,954,748	—	—	16,954,748
U.S. Treasury Securities	—	12,670,074	—	12,670,074
Variable Rate Senior Loan Interests	—	5,413,493	2,280,256	7,693,749
Common Stocks & Other Equity Interests	4,510,935	375,760	2,582,695	7,469,390
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	6,558,810	—	6,558,810
Preferred Stocks	—	3,360,558	—	3,360,558
Money Market Funds	138,830,689	52,842,958	—	191,673,647
Options Purchased	—	19,995,670	—	19,995,670
Total Investments in Securities	160,296,372	1,508,020,829	4,862,951	1,673,180,152
Other Investments - Assets*
Futures Contracts	4,870,234	—	—	4,870,234
Forward Foreign Currency Contracts	—	52,861,011	—	52,861,011
Swap Agreements	—	40,281,878	—	40,281,878
	4,870,234	93,142,889	—	98,013,123
Other Investments - Liabilities*
Futures Contracts	(2,765,620)	—	—	(2,765,620)
Forward Foreign Currency Contracts	—	(43,219,906)	—	(43,219,906)
Options Written	—	(93,087,035)	—	(93,087,035)
Swap Agreements	—	(18,468,106)	—	(18,468,106)
	(2,765,620)	(154,775,047)	—	(157,540,667)
Total Other Investments	2,104,614	(61,632,158)	—	(59,527,544)
Total Investments	$162,400,986	$1,446,388,671	$4,862,951	$1,613,652,608

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Global Strategic Income Fund